Related party disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of Related Party Disclosures Explanatory [Abstract]
Related party disclosures
15.	Related party disclosures

Compensation to key management personnel of the Company:

($000s)	2021	2020
Compensation of directors:
Directors fees	431	713
Stock-based compensation	704	1,609
	1,135	2,322

Compensation of key management personnel:
Salaries and consulting fees	5,773	5,269
Stock-based compensation	2,226	5,637
	7,999	10,906
	9,134	13,228

During year ended December 31, 2021 and 2020, there were no payments to related parties other than compensation paid to key management personnel. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.